BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING - Merger Agreement (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Jan. 19, 2022 USD ($) $ / shares shares	Jan. 18, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.00001		$ 0.00001
Common stock, exchange ratio	1.60015286880
Common stock, shares outstanding (in shares)			375,225		386,883
Proceeds from transactions | $	$ 221,600
Proceeds from reverse recapitalization, net | $	$ 201,000
Reverse recapitalization, transaction costs | $			$ 7,900	$ 18,600
Costs attributable to issuance of common stock and equity instruments - Merger with XPDI | $			16,642
Transaction costs allocated to liability-classified instruments | $			$ 2,000
Recapitalization transaction, conversion ratio		1
SPAC vesting shares (in shares)		1,700
Volume weighted average price (in dollars per share) | $ / shares		$ 12.50
Vesting terms, threshold number of trading days		20 days
Vesting terms, threshold number of consecutive trading days		30 days
Threshold period after the Closing Date		5 years
Public Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)					8,600
Private Placement Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)					6,300
Conversion of Series A Preferred Stock to Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio		1
Conversion of Series B Preferred Stock to Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio		1
Conversion of XPDI Class B Common Stock to New Core Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio		1
Conversion of XPDI's Common Stock to New Core Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio		1
Former Core Scientific Stockholders
Class of Stock [Line Items]
Percent of ownership after transaction	0.907
Former XPDI Public Stockholders
Class of Stock [Line Items]
Percent of ownership after transaction	0.067
XPDI Sponsor
Class of Stock [Line Items]
Percent of ownership after transaction	0.026
XPDI
Class of Stock [Line Items]
Stock redeemed (in shares)	12,300
Share redemption price (in dollars per share) | $ / shares	$ 10.00
Stock redeemed | $	$ 123,500
XPDI | Public Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)		8,600
XPDI | Private Placement Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)		6,300
Class A common stock | XPDI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock, shares outstanding (in shares)	34,500
Class B common stock | XPDI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		0.0001
New Core Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Series A Preferred Stock
Class of Stock [Line Items]
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001